INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carryforwards	$ 154,210	$ 145,355
Fixed assets	2,037	2,539
R&D amortization	6,613	6,393
Accruals and reserves	10,813	8,238
R&D and other credits	4,267	4,191
Share-based compensation	2,645	2,306
Total deferred tax assets	180,585	169,022
Intangible assets	(1,145)	(1,395)
Total deferred tax liabilities	(1,145)	(1,395)
Valuation allowance	(179,440)	(167,627)
Total deferred tax assets, net
UNITED KINGDOM
NOL Carryforwards	$ 262,434
Expiry Terms	Does not expire
UNITED STATES
NOL Carryforwards	$ 207,015
Expiry Terms	Expires in up to 16 years
U S One [Member]
NOL Carryforwards	$ 24,632
Expiry Terms	Does not expire
AUSTRALIA
NOL Carryforwards	$ 5,220
Expiry Terms	Does not expire
ISRAEL
NOL Carryforwards	$ 281,173
Expiry Terms	Does not expire
FINLAND
NOL Carryforwards	$ 338
Expiry Terms	Expires in up to 7 years
Other [Member]
NOL Carryforwards	$ 1,991
Expiry Terms	Expires in up to 5 years